Taxes (Details) - Schedule of Components of the Income Tax Provision - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Current tax provision
Current tax provision	$ 2,880	$ 3,698
Deferred tax provision
Deferred tax provision
Income tax provisions	2,880	3,698
Cayman Islands [Member]
Current tax provision
Current tax provision
Deferred tax provision
Deferred tax provision
BVI [Member]
Current tax provision
Current tax provision
Deferred tax provision
Deferred tax provision
Hong Kong [Member]
Current tax provision
Current tax provision
Deferred tax provision
Deferred tax provision
PRC [Member]
Current tax provision
Current tax provision	2,880	3,698
Deferred tax provision
Deferred tax provision
United States [Member]
Current tax provision
Current tax provision
Deferred tax provision
Deferred tax provision
Income tax provisions